INCOME TAXES (Tables)	12 Months Ended
Dec. 30, 2018
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The reasons for the difference and the related tax effects are as follows:

	2018	2017

Earnings before income taxes	$372,134	$376,816
Applicable tax rate	26.6%	26.8%
Income taxes at applicable statutory rate	98,913	101,100

(Decrease) increase in income taxes resulting from:
Effect of different tax rates on earnings of foreign subsidiaries	(96,013)	(89,722)
Income tax recovery and other adjustments related to prior taxation years	979	(1,676)
Effect of changes in tax rates	2,048	(1,633)
Effect of revaluation of deferred income taxes on intangible assets	—	(62,228)
Non-recognition of tax benefits related to tax losses and temporary differences	17,169	62,488
Effect of non-deductible expenses and other	(1,736)	6,153
Total income tax expense	$21,360	$14,482
Average effective tax rate	5.7%	3.8%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2018	2017

Current income taxes, includes an expense of $3,535
(2017 - recovery of $1,368) relating to prior taxation years	$12,488	$9,587

Deferred income taxes:
Changes in tax rates	2,048	(1,633)
Revaluation of deferred income taxes on intangible assets	—	(62,228)
Origination and reversal of temporary differences	(7,789)	6,576
Non-recognition of tax benefits related to tax losses and temporary differences	17,169	62,488
Recognition of tax benefits relating to prior taxation years	(2,556)	(308)
	8,872	4,895
Total income tax expense	$21,360	$14,482

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 30, 2018	December 31, 2017

Deferred income tax assets:
Non-capital losses	$85,800	$75,433
Non-deductible reserves and accruals	11,395	5,712
Property, plant and equipment	9,227	9,629
Other items	6,039	6,609
	112,461	97,383
Unrecognized deferred income tax assets	(85,724)	(67,152)
Deferred income tax assets	$26,737	$30,231

Deferred income tax liabilities:
Property, plant and equipment	$(29,095)	$(24,239)
Intangible assets	(10,265)	(9,705)
Deferred income tax liabilities	$(39,360)	$(33,944)
Deferred income taxes	$(12,623)	$(3,713)
The details of changes to deferred income tax assets and liabilities were as follows:

	2018	2017

Balance, beginning of fiscal year, net	$(3,713)	$1,500

Recognized in the statements of earnings:
Non-capital losses	10,367	31,202
Non-deductible reserves and accruals	5,683	(41,052)
Property, plant and equipment	(5,267)	(3,062)
Intangible assets	94	66,888
Other	(532)	1,984
Changes in tax rates	(2,048)	1,633
Unrecognized deferred income tax assets	(17,169)	(62,488)
	(8,872)	(4,895)

Other	(38)	(318)
Balance, end of fiscal year, net	$(12,623)	$(3,713)